SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION - (Schedule of long-term loan) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other loan Interest rate	14.00%
Other loan maturity	2026
Other loan	$ 2,000